Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest expense:
Debt	$ 327	$ 339
Derivative financial instruments - hedging activities	5	6
Other, net	5	13
Fair value (gains) losses on financial instruments:
Cash flow hedges, transfer from equity	(94)	(46)
Net foreign exchange losses on debt	94	46
Net interest expense - debt and other	337	358
Net interest expense - pension and other post-employment benefit plans	33	52
Interest income	(8)	(7)
Net interest expense	$ 362	$ 403